CANTOR FITZGERALD INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 56.2%
	COMMERCIAL SUPPORT SERVICES - 2.5%
105,503	GFL Environmental, Inc.	$ 4,531,354
23,603	Waste Connections, Inc.	4,139,022
30,757	Waste Management, Inc.	6,757,620
		15,427,996
	COMMUNICATION SERVICES - 3.7%
58,148	American Tower Corporation, Class A	10,209,044
63,369	SBA Communications Corporation, Class A	12,257,466
		22,466,510
	DATA CENTER REIT - 2.1%
84,379	Digital Realty Trust, Inc.	13,054,275

	ELECTRIC UTILITIES - 23.4%
25,912	American Electric Power Company, Inc.	2,987,913
22,320	CMS Energy Corporation	1,560,838
62,039	Constellation Energy Corporation	21,916,517
60,306	Dominion Energy, Inc.	3,533,329
7,442	DTE Energy Company	959,869
22,590	Duke Energy Corporation	2,647,774
84,083	Edison International	5,046,662
49,779	Enel - Societa per Azioni – ADR(a)	516,706
55,698	Entergy Corporation	5,148,166
75,320	Exelon Corporation	3,283,199
39,863	FirstEnergy Corporation	1,784,666
27,085	Iberdrola SA - ADR	2,340,144
83,584	National Grid plc - ADR	6,465,222
236,756	NextEra Energy, Inc.	19,006,772
88,310	NRG Energy, Inc.	14,062,484
26,323	Public Service Enterprise Group, Inc.	2,113,737
95,329	RWE AG - ADR	5,081,989
114,820	Sempra	10,137,458
114,962	Southern Company (The)	10,024,686
99,595	TRANSALTA CORP.	1,258,881
121,537	Vistra Corporation	19,607,564

CANTOR FITZGERALD INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 56.2% (Continued)
	ELECTRIC UTILITIES - 23.4% (Continued)
48,050	Xcel Energy, Inc.	$ 3,548,973
		143,033,549
	ELECTRICAL EQUIPMENT - 1.1%
39,375	Badger Meter, Inc.	6,867,394

	ENERGY - 14.6%
53,933	Cheniere Energy, Inc.	10,484,036
52,674	DT Midstream, Inc.	6,304,024
181,653	Enbridge, Inc.	8,688,463
256,184	EQT Corporation	13,731,462
528,869	SLB Ltd.	20,297,992
174,082	TC Energy Corporation	9,576,251
399,500	Ultrapar Participacoes S.A. - ADR(a)	1,506,115
313,607	Williams Companies, Inc. (The)	18,850,917
		89,439,260
	GAS & WATER UTILITIES - 1.1%
35,228	American Water Works Company, Inc.	4,597,254
3,537	Atmos Energy Corporation	592,907
34,287	Essential Utilities, Inc.	1,315,249
9,252	NiSource, Inc.	386,364
		6,891,774
	MACHINERY - 0.7%
32,995	Xylem Inc	4,493,259

	OIL & GAS PRODUCERS - 0.3%
28,000	ONEOK, Inc.	2,058,000

	OIL & GAS SERVICES & EQUIPMENT - 1.4%
314,264	Halliburton Company	8,881,101

	RENEWABLE ENERGY - 0.2%
10,850	Enphase Energy, Inc.(a)	347,743
23,883	SolarEdge Technologies, Inc.(a)	689,024
		1,036,767

CANTOR FITZGERALD INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 56.2% (Continued)
	SPECIALTY REIT - 1.0%
186,218	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$ 5,852,832

	TRANSPORTATION & LOGISTICS - 4.1%
141,016	Canadian Pacific Kansas City Ltd.	10,383,008
9,365	Grupo Aeroportuario del Centro Norte S.A.B. del centro norte - ADR	1,018,631
9,530	Grupo Aeroportuario del Sureste SAB de CV - ADR	3,082,002
46,828	Union Pacific Corporation	10,832,253
		25,315,894

	TOTAL COMMON STOCKS (Cost $294,506,072)	344,818,611

Shares		Fair Value
	PRIVATE INVESTMENT — 35.4%
	PRIVATE INVESTMENT FUNDS – 34.6%
	Aero Capital Solutions Fund IV LP.(b)(c)(d)(e)(f)(g)(h)	33,429,967
	Ardian Infrastructure Fund VI B SCS, SICAV-RAIF (b)(c)(d)(e)(f)(g)(h)	11,423,663
	Blackstone Infrastructure Partners IRH-G L.P. (a)(b)(c)(d)(g)(h)	40,172,293
	DB Sunshine Holdings I, LP(a)(b)(c)(d)(g)(h)	12,466,256
	DigitalBridge AI Infrastructure B, LP(a)(b)(c)(d)(e)(g)(h)	31,141,895
	DigitalBridge Credit (Onshore), LP (b)(c)(d)(e)(g)(h)	3,493,284
	DigitalBridge Credit II (Onshore), LP(b)(c)(d)(e)(g)(h)	12,843,740
	IPCC Fund L.P. (b)(c)(d)(e)(g)(h)	2,706,929
	Irradiant Orchid Investors, LP (b)(c)(d)(e)(g)(h)	4,825,408
	Manulife Infrastructure Fund III, L.P. (b)(c)(d)(e)(g)(h)	5,282,493
	Nova Infrastructure Fund II(a)(b)(c)(d)(e)(g)(h)	2,375,578
	Peppertree Capital Fund VIII QP, LP(b)(c)(d)(e)(g)(h)	16,394,580
	Peppertree Capital Fund X QP, LP(a)(b)(c)(d)(e)(g)(h)	2,944,442
	Rockland Power Partners IV Feeder, LP(b)(c)(d)(e)(f)(g)(h)	11,236,101
	Rockland Power Partners V Feeder, LP(b)(c)(d)(e)(g)(h)	3,617,736
	Tomcat US Co Invest LP(b)(c)(d)(e)(g)(h)	17,448,329
		211,802,694

CANTOR FITZGERALD INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal		Interest Rate	Spread	Maturity	Fair Value
		PRIVATE INVESTMENTS — 35.4% (Continued)
		PRIVATE INVESTMENT LOANS – 0.8%
$4,781,661	CoreWeave Compute Acquisition Co. IV, LLC (Delayed Draw Term Loan)(b)(c)(e)(g)(h)	10.30%	SOFR3M + 6%	05/16/2029	$ 4,862,941

		TOTAL PRIVATE INVESTMENT FUNDS (Cost $192,247,734)			216,665,635

Shares					Fair Value
		SHORT-TERM INVESTMENTS — 8.6%
		MONEY MARKET FUNDS - 8.6%
52,709,829		Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 3.69% (Cost $52,709,829)(i)			$ 52,709,829

		TOTAL INVESTMENTS – 100.2% (Cost $539,463,635)			$ 614,194,075
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%			(972,383)
		NET ASSETS - 100.0%			$ 613,221,692

ADR	- American Depositary Receipt
LTD	- Private Limited Company
LP	- Limited Partnership
PLC	- Public Limited Company
SA	- Société Anonyme
SOFR3M	- United States 3 Month Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of December 31, 2025, was $216,665,635 representing 35.4% of net assets.
(c)	Restricted security.
(d)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such securities as of December 31, 2025, amounted to $216,665,635 which represents approximately 35.4% of the net assets of the Fund.
(e)	Investment has been committed to but has not been fully funded by the Fund at December 31, 2025.
(f)	All or a portion of this security is held by CF IIX Holdings LLC at December 31, 2025.
(g)	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
(h)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(i)	Rate disclosed is the seven-day effective yield as of December 31, 2025.